Organisation	12 Months Ended
Dec. 31, 2021
Organisation [Abstract]
Disclosure of notes and other explanatory information [text block]
1 Organisation
Equinor ASA
, originally Den Norske Stats Oljeselskap AS, was founded in 1972 and is incorporated and domiciled in
Norway . The
address of its registered office is Forusbeen 50, N-4035 Stavanger, Norway .
Equinor ASA’s shares are listed on the Oslo Børs (OSL, Norway) and the New York Stock Exchange (NYSE, USA).
The Equinor group's business consists principally of the exploration, production, transportation, refining and marketing of petroleum and petroleum-derived products and other forms of energy.
All the Equinor group's oil and gas activities and net assets on the Norwegian continental shelf are owned by Equinor Energy AS, a
100% owned operating subsidiary.

Equinor Energy AS is co-obligor or guarantor of certain debt obligations of Equinor ASA.
The Consolidated financial statements of Equinor for the full year 2021 were authorised for issue in accordance with a resolution of
the board of directors on 8 March 2022.